Derivative instruments and hedging activities (Cash flow hedges) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivative Instruments, Gain (Loss)
Unrealized net (losses) gains on cash flow hedges	$ (8,872)	$ (5,741)	$ 536
Cash flow hedging
Derivative Instruments, Gain (Loss)
Unrealized net (losses) gains on cash flow hedges	(6,594)	(3,502)	536
Amount of net gain (loss) reclassified from AOCI into income (effective portion)	(5,559)	(3,992)	1,202
Amount of net gain (loss) recognized in income on derivatives (ineffective portion)	$ 0	$ 0	$ (92)
Cash flow hedging | Forward contracts
Derivative Instruments, Gain (Loss)
Classification in the statement of operations of the net gain (loss) reclassified from AOCI into income (effective portion and ineffective portion)	Mortgage banking activities	Mortgage banking activities	Mortgage banking activities
Unrealized net (losses) gains on cash flow hedges	$ (6,594)	$ (3,502)	$ 536
Amount of net gain (loss) reclassified from AOCI into income (effective portion)	(5,559)	(3,992)	1,202
Amount of net gain (loss) recognized in income on derivatives (ineffective portion)	$ 0	$ 0	$ (92)